Property Plant And Equipment (Summary Of Impairment) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Property Plant And Equipment Impairment [Line Items]
Impairment indicator	Lower long-term forecasted global phosphate prices
Pre-tax impairment loss	$ 33	$ 824
Pre-Tax [Member]
Disclosure Of Property Plant And Equipment Impairment [Line Items]
Pre-tax impairment loss	$ 33	824
White Springs [Member]
Disclosure Of Property Plant And Equipment Impairment [Line Items]
Key assumptions	Value in use ("VIU")
End of mine life (proven and probable reserves) (year)	2029
White Springs [Member] | Post-Tax [Member]
Disclosure Of Property Plant And Equipment Impairment [Line Items]
After tax discount rate	1200.00%
White Springs [Member] | Pre-Tax [Member]
Disclosure Of Property Plant And Equipment Impairment [Line Items]
Pre-tax impairment loss	$ 215
Recoverable amount ($)	$ 160
Discount rate (%)	160.00%
Aurora [Member]
Disclosure Of Property Plant And Equipment Impairment [Line Items]
Key assumptions	Fair value less costs of disposal ("FVLCD") a Level 3 measurement
End of mine life (proven and probable reserves) (year)	2050
Aurora [Member] | Post-Tax [Member]
Disclosure Of Property Plant And Equipment Impairment [Line Items]
Recoverable amount ($)	$ 995
After tax discount rate	1050.00%
Aurora [Member] | Pre-Tax [Member]
Disclosure Of Property Plant And Equipment Impairment [Line Items]
Pre-tax impairment loss	$ 545
Retail Segment [Member]
Disclosure Of Property Plant And Equipment Impairment [Line Items]
Pre-tax impairment loss	0	0
Potash Segment [Member]
Disclosure Of Property Plant And Equipment Impairment [Line Items]
Pre-tax impairment loss	7	(23)
Nitrogen Segment [Member]
Disclosure Of Property Plant And Equipment Impairment [Line Items]
Pre-tax impairment loss	$ 22	(27)
Phosphate Segment [Member]
Disclosure Of Property Plant And Equipment Impairment [Line Items]
Segment	Phosphate
Pre-tax impairment loss	$ 4	(769)
Corporate and Others Segment [Member]
Disclosure Of Property Plant And Equipment Impairment [Line Items]
Pre-tax impairment loss	0	(5)
Eliminations [Member]
Disclosure Of Property Plant And Equipment Impairment [Line Items]
Pre-tax impairment loss	$ 0	$ 0